Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000214509 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214509 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214509 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214509 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214509 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000214509 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000214509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000214509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214509 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000214509 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000214509 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214506 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214506 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214506 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214506 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214506 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000214506 [Member] | Basic Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000214506 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000214506 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214506 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000214506 [Member] | U S Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000214506 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%